Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Acquisition of property, plant and equipment in trade payables and other current liabilities	$ 13,917	$ 2,266	$ 4,131
Acquisition of intangibles in trade payables and other current liabilities	0	930	4,075
Right-of-use assets obtained through new leases	41,506	74,109	9,583
Sale of joint venture	5,950	0	0
Sale of joint venture	0	0	115,005
Settlement of borrowings through refinancing	118,330	0	0
Settlement of transaction cost through refinancing	28,365	0	0
Equity issued through conversion of borrowings	263,969	0	32,200
Non-cash issuance of Aztiq Convertible Bond	0	0	80,000
RSUs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of liability with shares	5,076	678	0
SARs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of liability with shares	$ 0	$ 13,767	$ 0